Combined Statements of Ralcorp Equity and Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	Total	Ralcorp Investment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at beginning of period at Sep. 30, 2008	$ 1,811.3	$ 1,806.1	$ 5.2
Comprehensive income (loss):
Net (loss) earnings	101.1	101.1
Other comprehensive income (loss):
Net change in post retirement benefit plans, net of tax	(0.4)		(0.4)
Net foreign currency translation adjustment	(2.5)		(2.5)
Net transfer to/from Ralcorp	113.8	113.8
Balance at end of period at Sep. 30, 2009	2,023.3	2,021.0	2.3
Comprehensive income (loss):
Net (loss) earnings	92.0	92.0
Other comprehensive income (loss):
Net change in post retirement benefit plans, net of tax	(4.8)		(4.8)
Net foreign currency translation adjustment	3.1		3.1
Net transfer to/from Ralcorp	(51.9)	(51.9)
Balance at end of period at Sep. 30, 2010	2,061.7	2,061.1	0.6
Comprehensive income (loss):
Net (loss) earnings	(424.3)	(424.3)
Other comprehensive income (loss):
Net change in post retirement benefit plans, net of tax	(5.3)		(5.3)
Net foreign currency translation adjustment	1.1		1.1
Net transfer to/from Ralcorp	(198.5)	(198.5)
Balance at end of period at Sep. 30, 2011	$ 1,434.7	$ 1,438.3	$ (3.6)